Filed pursuant to Rule 497
File No. 333-204659

Supplement dated February 24, 2017
to
Prospectus dated October 6, 2016

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This supplement contains information which amends, supplements or modifies certain information contained in the Prospectus of HMS Income Fund, Inc. dated October 6, 2016 (as supplemented and amended from time to time, the “Prospectus”). This supplement is part of, and should be read in conjunction with, the Prospectus. The Prospectus has been filed with the Securities and Exchange Commission and is available at www.sec.gov or by calling (888) 446-3773. Capitalized terms used in this supplement have the same meanings as in the Prospectus, unless otherwise stated in this supplement.
You should carefully consider the “Risk Factors” beginning on page 28 of the Prospectus before you decide to invest.
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This supplement amends the Prospectus as follows:

PROSPECTUS SUMMARY

This supplement replaces the fourth sentence of the section entitled “Prospectus Summary - Status of Our Ongoing Offering” on page 2 of the Prospectus with the following:

On February 22, 2017, our board of directors authorized the closing of the Offering to new investors (the “Closing”) to occur on or about September 30, 2017.

This supplement replaces the seventh sentence of the section entitled “Prospectus Summary - Liquidity Strategy” beginning on page 11 of the Prospectus with the following:

On February 22, 2017, our board of directors authorized the Closing to occur on or about September 30, 2017.

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION
AND RESULTS OF OPERATIONS

This supplement adds the following paragraph to the end of the section entitled “Management’s Discussion and Analysis of Financial Condition and Results of Operations - Recent Developments” beginning on page 71 of the Prospectus:

On February 22, 2017, our board of directors, after determining that it would be in the best interests of us and our stockholders, decided to continue the Offering until September 30, 2017 and authorized the Closing to occur on or about September 30, 2017. However, our board of directors retained its right to provide final approval on the specific terms of the Closing, including its right to accelerate the Closing or to further continue the Offering if our board of directors determines that it would be in the best interests of us and our stockholders to do so.

PLAN OF DISTRIBUTION

This supplement replaces the third sentence of the section entitled “Plan of Distribution - General” on page 133 of the Prospectus with the following:

On February 22, 2017, our board of directors authorized the Closing to occur on or about September 30, 2017.